Construction Services Noncontrolling Interests - Summary of Redeemable Noncontrolling Interest (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Foreign currency exchange translation adjustment		$ (637,000)
Adjustment to redemption value	961,000
Balance, December 31, 2014	20,042,000	20,042,000
Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest related to acquisition		18,952,000
Net Income (loss) attributable to redeemable noncontrolling interest		151,000
Foreign currency exchange translation adjustment		(22,000)
Adjustment to redemption value		961,000
Balance, December 31, 2014	$ 20,042,000	$ 20,042,000